Shareholder Fees - FidelitySeriesTreasuryBillIndexFund-PRO	Jun. 29, 2024 USD ($)
FidelitySeriesTreasuryBillIndexFund-PRO | Fidelity Series Treasury Bill Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none